(Re)Insurance contracts and investment contracts with discretionary participation features - Summary of Insurance Contracts and Reinsurance Contracts by Type (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	€ 125
Beginning balance	188,359
Opening net balance	188,233
Opening assets, Reinsurance	16,021
Other reinsurance finance income / (expenses)	564	€ 611	€ 699
Effect of changes in risk of non-performance of reinsurers			(12)
Closing net balance	176,049	188,233
Closing assets	18	125
Closing balance	176,067	188,359
Closing assets, Reinsurance	17,153	16,021
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	125
Beginning balance	188,318
Opening net balance	188,193
Opening assets, Reinsurance	16,015
Closing net balance	176,006	188,193
Closing assets	18	125
Closing balance	176,024	188,318
Closing assets, Reinsurance	17,146	16,015
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	125	185
Beginning balance	188,318	177,407
Opening net balance	188,193	177,222
Insurance revenue	(8,906)	(9,656)
Incurred claims and other insurance service expenses	7,589	7,958
Amortization of insurance acquisition cash flows	538	553
Onerous contract losses (and reversals)	1,139	1,118
Adjustments for incurred claims	1	0
Insurance service expenses	9,267	9,629
Investment components	0	0
Insurance service result	361	(27)
Insurance finance (income) / expenses	18,143	11,986
Cash flows	(11,326)	(11,892)
Contracts disposed during the period	0	(85)
Disposal of a business	(7)	0
Transfers to disposal groups	0	(3)
Other movements	0	(4)
Transfer (to)/from other headings	0	0
Net exchange differences	(19,358)	10,996
Closing net balance	176,006	188,193	177,222
Closing assets	18	125	185
Closing balance	176,024	188,318	177,407
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | LRC [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(1,373)	(1,042)
Beginning balance	1,252	945
Opening net balance	2,625	1,987
Insurance revenue	0	0
Incurred claims and other insurance service expenses	(378)	(317)
Amortization of insurance acquisition cash flows	0	0
Onerous contract losses (and reversals)	1,139	1,118
Adjustments for incurred claims	0	0
Insurance service expenses	762	801
Investment components	0	0
Insurance service result	762	801
Insurance finance (income) / expenses	138	62
Cash flows	(353)	(299)
Contracts disposed during the period	0	(94)
Disposal of a business	0	0
Transfers to disposal groups	0	14
Other movements	0	0
Transfer (to)/from other headings	10	0
Net exchange differences	(326)	153
Closing net balance	2,856	2,625	1,987
Closing assets	(27)	(1,373)	(1,042)
Closing balance	2,829	1,252	945
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | LFRC [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	1,886	1,589
Beginning balance	159,857	159,113
Opening net balance	157,971	157,524
Insurance revenue	(8,906)	(9,656)
Incurred claims and other insurance service expenses	0	0
Amortization of insurance acquisition cash flows	538	553
Onerous contract losses (and reversals)	0	0
Adjustments for incurred claims	0	0
Insurance service expenses	538	553
Investment components	(5,809)	(5,506)
Insurance service result	(14,177)	(14,609)
Insurance finance (income) / expenses	18,005	11,924
Cash flows	(4,721)	(6,128)
Contracts disposed during the period	0	8
Disposal of a business	(7)	0
Transfers to disposal groups	0	(34)
Other movements	0	1
Transfer (to)/from other headings	(10)	(1)
Net exchange differences	(15,522)	9,286
Closing net balance	141,539	157,971	157,524
Closing assets	59	1,886	1,589
Closing balance	141,597	159,857	159,113
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Liability for incurred claims [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets	(387)	(362)
Beginning balance	27,209	17,349
Opening net balance	27,596	17,711
Insurance revenue	0	0
Incurred claims and other insurance service expenses	7,967	8,275
Amortization of insurance acquisition cash flows	0	0
Onerous contract losses (and reversals)	0	0
Adjustments for incurred claims	1	0
Insurance service expenses	7,967	8,275
Investment components	5,809	5,506
Insurance service result	13,776	13,781
Insurance finance (income) / expenses	0	0
Cash flows	(6,252)	(5,465)
Contracts disposed during the period	0	0
Disposal of a business	0	0
Transfers to disposal groups	0	17
Other movements	0	(5)
Transfer (to)/from other headings	0	0
Net exchange differences	(3,510)	1,557
Closing net balance	31,611	27,596	17,711
Closing assets	(14)	(387)	(362)
Closing balance	31,597	27,209	17,349
Reinsurance contracts held [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Effect of changes in risk of non-performance of reinsurers	2	(5)
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance	16,015	16,601
Opening liabilities, Reinsurance	303	608
Net opening balance, Reinsurance	15,712	15,993
Net expenses from reinsurance contracts	837	325
Other reinsurance finance income / (expenses)	681	61
Effect of changes in risk of non-performance of reinsurers	2	(5)
Insurance finance (income) / expenses	683	55
Total changes in the profit or loss and OCI	1,520	380
Cash flows	1,680	(1,869)
Cash flows of reInsurance	1,680	(1,869)
Other movements of reinsurance	0	196
Net exchange differences of reinsurance	(1,961)	1,011
Net closing balance, Reinsurance	16,950	15,712	15,993
Closing assets, Reinsurance	17,146	16,015	16,601
Closing liabilities, Reinsurance	195	303	608
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | AFRC [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance	15,965	16,457
Opening liabilities, Reinsurance	2,011	1,738
Net opening balance, Reinsurance	13,954	14,719
Net expenses from reinsurance contracts	308	(619)
Other reinsurance finance income / (expenses)	613	41
Effect of changes in risk of non-performance of reinsurers	2	(5)
Total changes in the profit or loss and OCI	922	(583)
Cash flows of reInsurance	2,443	(1,460)
Other movements of reinsurance	0	371
Net exchange differences of reinsurance	(1,761)	908
Net closing balance, Reinsurance	15,558	13,954	14,719
Closing assets, Reinsurance	15,749	15,965	16,457
Closing liabilities, Reinsurance	191	2,011	1,738
Reinsurance contracts held [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | LRC [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance	475	349
Opening liabilities, Reinsurance	(1,270)	(947)
Net opening balance, Reinsurance	1,745	1,296
Net expenses from reinsurance contracts	254	876
Other reinsurance finance income / (expenses)	69	19
Effect of changes in risk of non-performance of reinsurers	0	0
Total changes in the profit or loss and OCI	322	895
Cash flows of reInsurance	(166)	(140)
Other movements of reinsurance	0	(409)
Net exchange differences of reinsurance	(211)	103
Net closing balance, Reinsurance	1,690	1,745	1,296
Closing assets, Reinsurance	1,693	475	349
Closing liabilities, Reinsurance	2	(1,270)	(947)
Reinsurance contracts held [member] | AFIC [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening assets, Reinsurance	(426)	(205)
Opening liabilities, Reinsurance	(439)	(183)
Net opening balance, Reinsurance	13	(22)
Net expenses from reinsurance contracts	275	69
Other reinsurance finance income / (expenses)	0	0
Effect of changes in risk of non-performance of reinsurers	0	0
Total changes in the profit or loss and OCI	275	69
Cash flows of reInsurance	(597)	(268)
Other movements of reinsurance	0	234
Net exchange differences of reinsurance	10	0
Net closing balance, Reinsurance	(298)	13	(22)
Closing assets, Reinsurance	(296)	(426)	(205)
Closing liabilities, Reinsurance	€ 2	€ (439)	€ (183)